Supplement dated August 1, 2022, to the Summary Prospectus and Prospectus dated May 1, 2022, as may be revised or supplemented from time to time, for the following fund:

NATIXIS OAKMARK FUND

(the “Fund”)

Effective August 1, 2022, M. Colin Hudson will no longer serve as a portfolio manager of the Fund. Accordingly, effective August 1, 2022, all references and corresponding disclosure related to Mr. Hudson is hereby deleted.

Effective August 1, 2022, Robert F. Bierig will join the portfolio management team of the Fund. Accordingly, effective August 1, 2022, the subsection “Portfolio Managers” in the section “Management” within the Summary Prospectus and the Prospectus is amended to include the following:

Robert F. Bierig, Vice President, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2022.

Effective August 1, 2022, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Robert F. Bierig — Robert F. Bierig has co-managed the Natixis Oakmark Fund since 2022 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2022. Mr. Bierig, Vice President, portfolio manager and analyst of Harris Associates, joined the firm in 2012. Mr. Bierig received a B.A. in economics from Duke University and has over 23 years of investment experience.

Supplement dated August 1, 2022, to the Statement of Additional Information dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds:

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

NATIXIS OAKMARK FUND

(the “Funds”)

Effective August 1, 2022, M. Colin Hudson will no longer serve as portfolio manager of the Funds. Accordingly, effective August 1, 2022, all references and corresponding disclosure related to Mr. Hudson are hereby deleted.

Effective August 1, 2022, Robert F. Bierig will join the portfolio management team of the Funds. Accordingly, effective August 1, 2022, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Robert F. Bierig as of June 30, 2022:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Robert F. Bierig (Harris Associates)	0	$0	0	$0	9	$1.7 billion	0	$0	383	$2.8 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of June 30, 2022, Mr. Bierig did not own any shares of the Funds.